Legal matters - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) Mws ₨ / MWh	Mar. 31, 2024 USD ($) Mws	Mar. 31, 2023 INR (₨)
Legal Matters [Line Items]
Trade receivables (refer Note 9)	₨ 21,856	$ 262	₨ 30,687
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited
Legal Matters [Line Items]
Trade receivables (refer Note 9)	₨ 3,064		2,305
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited | AP Entities
Legal Matters [Line Items]
PPA cumulative capacity of MW | Mws	777	777
Interim rate | ₨ / MWh	2.43
Trade receivables (refer Note 9)	₨ 4,598		₨ 3,975